Investments - Mortgage Loans, Loan to Value Ratio (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Mortgage loans, net of allowances	$ 5,470	$ 5,500
Commercial mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Mortgage loans, net of allowances	5,132	5,400
Commercial mortgage loans | Commercial mortgage loans, excluding loans under development
Financing Receivable, Recorded Investment [Line Items]
Mortgage loans, net of allowances	5,058	5,178
Commercial mortgage loans | Commercial mortgage loans, excluding loans under development | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loans, net of allowances	1,787	2,087
Commercial mortgage loans | Commercial mortgage loans, excluding loans under development | 50% to 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loans, net of allowances	1,337	1,024
Commercial mortgage loans | Commercial mortgage loans, excluding loans under development | 61% to 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loans, net of allowances	1,401	1,299
Commercial mortgage loans | Commercial mortgage loans, excluding loans under development | 71% to 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loans, net of allowances	492	697
Commercial mortgage loans | Commercial mortgage loans, excluding loans under development | Greater than 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loans, net of allowances	$ 41	$ 71